NON-CONTROLLING INTERESTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Equity	R 31,138.3	R 24,724.4	R 23,998.2	R 16,469.1
Revenue	72,925.4	50,656.4	45,911.6
Profit (loss)	432.8	(2,520.7)	(4,433.1)
Comprehensive income	(33.1)	(756.6)	(5,060.3)
Profit (loss), attributable to non-controlling interests	370.7	(21.1)	4.3
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	3,129.2	352.4	1,403.0
Dividends paid, classified as operating activities	85.0	0.6	560.4
Non-current assets	74,908.1	69,727.7	64,067.3
Current assets	26,163.7	15,195.3	12,004.5
Non-current liabilities	(55,606.7)	(45,566.0)	(43,635.8)
Current liabilities	(14,326.8)	(14,632.6)	(8,437.8)
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	1,467.7	936.0	19.8	R 17.7
Profit (loss)	370.7	(21.1)	4.3
Comprehensive income	R 370.0	R (23.5)	4.3
DRDGOLD Limited
Disclosure of subsidiaries [line items]
Percentage of stake held	61.95%	61.95%
Potential ownership, as a percent	50.10%
DRDGOLD Limited | Operating segments
Disclosure of subsidiaries [line items]
Revenue	R 3,621.0	R 1,047.5
Profit (loss)	460.2	(39.9)
Comprehensive income	459.1	(43.8)
Profit (loss), attributable to non-controlling interests	285.1	(24.7)
DRDGOLD Limited | Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	1,135.2	913.2
DRDGOLD Limited | Non-controlling interests | Operating segments
Disclosure of subsidiaries [line items]
Equity	2,793.5	2,472.1
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	334.0	(73.4)
Dividends paid, classified as operating activities	85.0
Non-current assets	3,393.1	3,581.9
Current assets	972.2	591.0
Non-current liabilities	(1,108.6)	(1,275.6)
Current liabilities	(463.3)	(425.2)
Platinum Mile Subsidiary [Member] | Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	21.1	18.4	15.7
GTSM | Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	5.4	R 4.4	R 4.1
Marikana operations | Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	R 306.0
Western Platinum Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of stake held	4.75%
Western Platinum Limited [Member] | Operating segments
Disclosure of subsidiaries [line items]
Revenue	R 11,124.5
Profit (loss)	763.7
Comprehensive income	763.7
Profit (loss), attributable to non-controlling interests	17.0
Western Platinum Limited [Member] | Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	253.3
Western Platinum Limited [Member] | Non-controlling interests | Operating segments
Disclosure of subsidiaries [line items]
Equity	(10,082.6)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(2,070.2)
Non-current assets	7,749.5
Current assets	6,832.0
Non-current liabilities	(22,462.3)
Current liabilities	R (2,201.7)